[Letterhead of Skadden, Arps, Slate, Meagher & Flom LLP]

                                 November 30, 2012

Securities and Exchange Commission
100 F Street, NE
Washington, DC 20549

RE:	BlackRock Fixed Income Strategic Opportunities – N-2 Filing

Ladies and Gentlemen:

On behalf of BlackRock Fixed Income Strategic Opportunities, we are enclosing herewith for filing pursuant to the Securities Act of 1933, as amended (the “Securities Act”), and the General Rules and Regulations of the Securities and Exchange Commission (the “Commission”) thereunder, and the Investment Company Act of 1940, as amended, and the General Rules and Regulations of the Commission thereunder, one electronically signed Registration Statement on Form N-2 (the “Registration Statement”).

A fee of $136.40 to cover the registration fee under the Securities Act has been paid.

If you have any questions or require any further information with respect to this Registration Statement, please call me at (617) 573-4814 or Kevin Hardy at (312) 407-0641.

Very truly yours,

/s/ Thomas A. DeCapo

Thomas A. DeCapo

Enclosure